Disposals of businesses	12 Months Ended
Dec. 31, 2023
Disposals Of Businesses [Abstract]
Disposals of businesses	Disposals of businesses
There were no disposals of businesses in 2023. During 2022, Barclays Bank PLC sold its direct ownership of subsidiaries Capton Investments Limited and Hawkins to Roder Investment No 1 Limited and Roder investment No 2 Limited recording gains of £43m and £75m respectively.